Balance Sheet Components (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Balance Sheet Components (Details) - Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Other receivables	$ 24,795	$ 100,036	$ 25,079
Prepaid expenses	710,340	206,377	205,784
Prepaid legal expenses	5,798	59,903	18,182
Prepaid expenses and other assets	$ 740,933	366,316	$ 249,045
Previously Reported [Member]
Balance Sheet Components (Details) - Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Other receivables		100,036
Prepaid expenses		206,377
Prepaid legal expenses		59,902
Prepaid expenses and other assets		$ 366,316